New and amended standards adopted by the Group - Narrative (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Disclosure of reclassifications or changes in presentation [line items]
Gross profit	$ 435	$ 563	$ 1,133